SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and subsidiary of the VIE for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIE and subsidiary of the VIE have been eliminated upon consolidation.

VIE Companies

VIE Companies

1)    Contractual Agreements with VIE

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) between the Company’s PRC subsidiary, Shen Si, and the VIE, Shenzhen Futu. Through the Contractual Agreements, the VIE is effectively controlled by the Company.

Shareholders’ Voting Rights Proxy Agreements. Pursuant to the Shareholders’ Voting Rights Proxy Agreements, each shareholder of Shenzhen Futu irrevocably authorized Shen Si or any person(s) designated by Shen Si to exercise such shareholder’s rights in Shenzhen Futu, including without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate and appoint the directors, senior management, and other shareholders’ voting right permitted by the Articles of Association of Shenzhen Futu. The shareholders’ voting rights proxy agreement remains irrevocable and continuously valid from the date of execution until the expiration of the business term of Shen Si and can be renewed upon request by Shen Si.

Business Operation Agreement. Pursuant to the Business Operation Agreement, Shenzhen Futu and its shareholders undertake that without Shen Si’s prior written consent, Shenzhen Futu shall not enter into any transactions that may have a material effect on Shenzhen Futu’s assets, business, personnel, obligations, rights or business operations. Shenzhen Futu and its shareholders shall elect directors nominated by Shen Si and such directors shall nominate officers designated by Shen Si. The business operation agreement will remain effective until the end of Shen Si’s business term, which will be extended if Shen Si’s business term is extended or as required by Shen Si.

Equity Interest Pledge Agreements. Pursuant to the Equity Interest Pledge Agreements, each shareholder of Shenzhen Futu agrees that, during the term of the Equity Interest Pledge Agreements, he or she will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Shen Si. The Equity Interest Pledge Agreements remain effective until the latter of the full payment of all secured debt under the equity interest pledge agreements and Shenzhen Futu and its shareholders discharge all their obligations under the contractual arrangements.

Exclusive Technology Consulting and Services Agreement. Under the Exclusive Technology Consulting and Services Agreement between Shen Si and Shenzhen Futu, Shen Si has the exclusive right to provide Shenzhen Futu with technology consulting and services related to, among other things, technology research and development, technology application and implementation, maintenance of software and hardware. Without Shen Si’s written consent, Shenzhen Futu shall not accept any technology consulting and services covered by this agreement from any third party. Shenzhen Futu agrees to pay a service fee at an amount equivalent to all of its net profit to Shen Si. Unless otherwise terminated in accordance with the terms of this agreement or otherwise agreed with Shen Si, this agreement will remain effective until the expiration of Shen Si’s business term, and will be renewed if Shen Si’s business term is extended.

Exclusive Option Agreement. Pursuant to the Exclusive Option Agreement, each shareholder of Shenzhen Futu has irrevocably granted Shen Si an exclusive option, to the extent permitted by PRC laws, to purchase, or have its designated person or persons to purchase, at its discretion, all or part of the shareholder’s equity interests in Shenzhen Futu. Unless PRC laws and/or regulations require valuation of the equity interests, the purchase price shall be RMB1.00 or the lowest price permitted by the applicable PRC laws, whoever is higher. Each shareholder of Shenzhen Futu undertakes that, without the prior written consent of Shen Si, he or she will not, among other things, (i) create any pledge or encumbrance on his or her equity interests in Shenzhen Futu, (ii) transfer or otherwise dispose of his or her equity interests in Shenzhen Futu, (iii) change Shenzhen Futu’s registered capital, (iv) amend Shenzhen Futu’s articles of association, (v) liquidate or dissolve Shenzhen Futu, or (vi) distribute dividends to the shareholders of Shenshen Futu. In addition, Shenzhen Futu undertakes that, without the prior written consent of Shen Si, it will not, among other things, dispose of Shenzhen Futu’s material assets, provide any loans to any third parties, enter into any material contract with a value of more than RMB500,000, or create any pledge or encumbrance on any of its assets, or transfer or otherwise dispose of its material assets. Unless otherwise terminated by Shen Si, this agreement will remain effective until the expiration of Shen Si’s business term, and will be renewed if Shen Si’s business term is extended.

2)    Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE and its subsidiary taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiary:

	As of December 31,
	2018	2019
	(HK$in thousands)
Total assets	57,213	68,480
Total liabilities	74,904	73,271

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Total operating revenue	50,020	68,888	65,681
Net income	18,458	21,262	8,807

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Net cash (used in)/generated from operating activities	(4,613)	1,664	(2,502)
Net cash generated from investing activities	—	—	2,233
Net (decrease)/increase in cash and cash equivalents	(4,613)	1,664	(269)
Cash and cash equivalents at beginning of the year	4,699	86	1,750
Cash and cash equivalents at end of the year	86	1,750	1,481

Under the Contractual Agreements with the VIE, the Company has the power to direct activities of the VIE and VIE’s subsidiary, and can have assets transferred out of the VIE and VIE’s subsidiary. Therefore, the Company considers itself the ultimate primary beneficiary of the VIE and there is no asset of the VIE that can only be used to settle obligations of the VIE and VIE’s subsidiary, except for registered capital of the VIE and its subsidiary amounting to RMB10 million as of December 31, 2017, 2018 and 2019, respectively. Since the VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. However, as the Company is conducting certain businesses through its VIE and VIE’s subsidiary, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIE and its respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and VIE’s subsidiary in the consolidated financial statements.

On March 15, 2019, the Foreign Investment Law was formally passed by the thirteenth National People's Congress and it will take effect on January 1, 2020. The Foreign Investment Law will replace the Law on Sino-Foreign Equity Joint Ventures, the Law on Sino-Foreign Cooperative Joint Ventures and the Law on Foreign-Capital Enterprises to become the legal foundation for foreign investment in the PRC.

The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those we rely on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes "foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.'' Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. If this happens, it is uncertain whether the Contractual Arrangements with the VIE and its shareholders would be recognized as foreign investment, or whether the Contractual Arrangements would be deemed to be in violation of the foreign investment access requirements. As well as the uncertainty on how the Contractual Arrangements will be handled, there is substantial uncertainty regarding the interpretation and the implementation of the Foreign Investment Law. The relevant government authorities have broad discretion in interpreting the law. Therefore, there is no guarantee that the Contractual Arrangements, the business of the VIE and financial conditions of the Company will not be materially and adversely affected.

The Company’s ability to control the VIE also depends on the power of attorney Shen Si has to vote on all matters requiring shareholders’ approvals in the VIE. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIE. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue, cost and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, assessment of whether the Group acts as a principal or an agent in different revenue streams, the determination of estimated selling prices of multiple element revenue contracts, the estimation of selling and marketing expense from incentive program, the valuation and recognition of share-based compensation arrangements, depreciable lives of property and equipment, useful life of intangible assets, assessment for impairment of loans and advances, provision of income tax and valuation allowance for deferred tax asset. Actual results could differ from those estimates.

Comprehensive Income and Foreign Currency Translation

Comprehensive Income and Foreign Currency Translation

The Group’s operating results are reported in the consolidated statements of comprehensive (loss)/income pursuant to FASB ASC Topic 220, “Comprehensive Income”. Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which functional currency is other than Hong Kong dollar which is the presentational currency of the Group, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into Hong Kong dollars at period-end exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the period. Adjustments that result from translating amounts from a subsidiary’s functional currency to the Hong Kong dollar (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

Convenience Translation

Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=HK$7.7894, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits and time deposits placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Cash Held on Behalf of Clients

Cash Held on Behalf of Clients

The Group has classified the clients’ deposits as cash held on behalf of clients under the assets section in the consolidated balance sheets and recognized the corresponding accounts payables to the respective clients under the liabilities section.

Available-for-Sale Financial Securities

Available-for-Sale Financial Securities

Available-for-sale financial securities include debt securities and are measured at fair value. Investments classified as available-for-sale debt securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ (deficit)/equity. Debt securities in this category are wealth management products with expected return rate or variable interest rate indexed to investment horizon, principal amounting to HK$59,348 thousand and HK$93,773 thousand as of December 31, 2018 and 2019, respectively. These wealth management products are issued by a commercial bank in China and the Group can redeem the units held upon request.

The assessment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale debt securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair values. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statements of comprehensive (loss)/income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values. As of December 31, 2018 and 2019, Group did not identify any sign for its available-for-sale debt securities to impair.

Equity method investment

Equity method investment

In accordance with ASC 323 Investment-Equity Method and Joint Ventures, the Company accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Company's share of the investee's profit and loss is recognized in the consolidated statements of comprehensive (loss)/income of the period.

In January 2019, the Company invested in Zhixiang Technology (Shenzhen) Co., Ltd, a professional stock incentive plan service company. The Company acquired 20% ordinary equity interest with a total consideration of HK$6,709 thousand. The Company exercises significant influence in Zhixiang Technology (Shenzhen) Co., Ltd and therefore accounts for this as a long-term investment using equity method.

Loans and advances

Loans and advances

Loans and advances include margin loans and IPO loans extended to clients and other advances, collateralized by securities and are carried at the amortized cost, net of an allowance for doubtful accounts.

IPO loans for subscription of new shares are normally settled within one week from the drawdown date. Once IPO stocks are allotted, the Operating Company requires clients to repay the IPO loans. Force liquidation action would be taken if the clients fail to settle their shortfall after the IPO allotment result is announced. There were no outstanding IPO loan balances as of December 31, 2018 and 2019. The allowance for doubtful accounts for clients and related activity was immaterial for the period presented.

Other advances consist of bridge loans to enterprises which pledged unlisted or listed shares they hold as collateral. The allowance for doubtful accounts for clients and related activity was immaterial for the period presented.

Loans and advances are initially recorded net of directly attributable transaction costs and are measured at subsequent reporting dates at amortized cost. Finance charges, premiums payable on settlement or redemption and direct costs are accounted for on an accrual basis to the surplus or deficit using the effective interest method and are added to the carrying amount of the instrument to the extent that they are not settled in the period in which they arise.

Trading Receivables from and Payables to Clients	Trading Receivables from and Payables to Clients Trading receivables from and payables to clients include amounts due on brokerage transactions on a trade-date basis.
Receivables from and Payables to Brokers and Clearing Organization

Receivables from and Payables to Brokers and Clearing Organization

Receivables from and payables to brokers and clearing organization include receivables and payables from unsettled trades on a trade-date basis, including amounts receivable for securities or derivatives trades not delivered by the Operating Company to the purchaser by the settlement date and cash deposits, and amounts payable for securities or derivatives trades not received by the Operating Company from a seller by the settlement date.

Clearing settlement fund deposited in the clearing organization for the clearing purpose is recognized in receivables from clearing organization.

The Operating Company borrowed margin loan from executing brokers in the United States, with the benchmark interest rate plus premium differentiated depending on the trading volume, and immediately lent to margin financing clients. Margin loan borrowed is recognized in the payables to brokers.

Interest Receivable and Payable

Interest Receivable and Payable

Interest receivable is calculated based on the contractual interest rate of bank deposit, loans and advances on an accrual basis, and is recorded as interest income as earned.

Interest payable is calculated based on the contractual interest rates of borrowings on an accrual basis.

Securities Borrowed and Securities Loaned

Securities Borrowed and Securities Loaned

Securities borrowed and securities loaned are recorded at the amount of the cash collateral advanced or received. Securities borrowed transactions require the Operating Company to provide counterparties with collateral, which may be in the form of cash, or other securities. With respect to securities loaned, the Operating Company receives collateral, which may be in the form of cash or other securities in an amount generally in excess of the fair value of the securities loaned. The Operating Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

Receivables and payables related to securities borrowed and securities loaned are included at receivables from and payables to brokers or clients in the consolidated balance sheets. Securities lending fees received and paid by the Operating Company are included in interest income and interest expense, respectively, in the consolidated statements of comprehensive (loss)/income.

Securities Sold Under Agreements to Repurchase

Securities Sold Under Agreements to Repurchase

Transactions involving sales of securities under agreements to repurchase (repurchase agreements) are treated as collateralized financing transactions. Under repurchase agreements, the Operating Company receives cash from counterparties and provides securities as collateral. These agreements are carried at amounts at which the securities will subsequently be repurchased, plus accrued interest, and the interest expense incurred by the Operating Company is recorded as interest expenses on the consolidated statements of comprehensive (loss)/income.

Leases

Leases

On January 1, 2019, the Group adopted FASB ASC Topic 842, “Leases,” (“ASC Topic 842”) which requires that a lessee recognize in the consolidated balance sheet a lease liability and a corresponding right-of-use asset, including for those leases that the Group currently classifies as operating leases. The right-of-use asset and the lease liability was initially measured using the present value of the remaining lease payments. ASC Topic 842 was implemented using a  modified retrospective approach which resulted in no cumulative-effect adjustment in the opening balance of retained earnings as of January 1, 2019. As a result, the consolidated balance sheet prior to January 1, 2019 was not restated and continues to be reported under FASB ASC Topic 840, “Leases,” (“ASC Topic 840”), which did not require the recognition of a right-of-use asset or lease liability for operating leases. As permitted under ASC Topic 842, the Group adopted the following practical expedients: (1) not to reassess whether an expired or non-lease contract that commenced before January 1, 2019 contained an embedded lease, (2) not to reassess the classification of existing leases,  (3) not to determine whether initial direct costs related to existing leases should be capitalized under ASC Topic 842, and (4) not to separate lease and non-lease components.

The Group reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Group the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Group determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate. An operating lease right-of-use asset is initially measured at the value of the lease liability minus any lease incentives and initial direct costs incurred plus any prepaid rent.

Each lease liability is measured using the Group’s secured incremental borrowing rate, which is based on an internally developed yield curve using interest rates of debt issued with a similar risk profile as the Group and a duration similar to the lease term. The Group’s leases have remaining terms of one to five years, and some of which include options to terminate the lease upon notice. The Group considers these options when determining the lease term used to calculate the right-of-use asset and the lease liability when the Group is reasonably certain it will exercise such option.

The Group’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. The Company elected to measure the lease liability by combining the lease and non-lease components as a single lease component. As such, the Company includes the fixed payments and any payments that depend on a rate or index that relate to the lease and non-lease components in the measurement of the lease liability. Some of the non-lease components are variable in nature and not based on an index or rate, and as a result, are not included in the measurement of the operating lease right-of-use assets or operating lease liability.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in rental and other related expenses in the Group’s consolidated statements of comprehensive (loss)/income.

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices, data centers, and other facilities. As a result of the adoption, the Group recognized approximately HK$22,312 of operating lease right-of-use assets and corresponding operating lease liabilities respectively on the consolidated balance sheets as of January 1, 2019. The adoption had no impact on the Group’s opening balance of retained earnings as of January 1, 2019. As of December 31, 2019, the weighted-average remaining lease term on these leases is approximately four years and the weighted-average discount rate used to measure the lease liabilities is approximately 4.75%. For the year ended December 31, 2019, right-of-use assets obtained under operating leases was HK$211,170 thousand. The Group’s lease agreements do not contain any residual value guarantees, restrictions or covenants.

Refundable Deposit

Refundable Deposit

Refundable deposit is included in other assets in the consolidated balance sheets. As a clearing member firm of HKEx, the Group is also exposed to clearing member credit risk. HKEx requires member firms to deposit cash to a clearing fund. If a clearing member defaults in its obligations to the clearing organization in an amount larger than its own margin and clearing fund deposits, the shortfall is absorbed pro rata from the deposits of the other clearing members. HKEx has the authority to assess their members for additional funds if the clearing fund is depleted. A large clearing member default could result in a substantial cost if the Group is required to pay such assessments.

Property and Equipment, net

Property and Equipment, net

Property and equipment, which are included in other assets in the consolidated balance sheets are stated at historical cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Vehicle	5 years	5%
Office building	30 years	5%

Expenditures for maintenance and repairs are expensed as incurred.

Intangible Assets

Intangible Assets

Intangible assets which are included in other assets in the consolidated balance sheets mainly consist of computer software and golf membership. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Category	Estimated useful lives
Computer software	5 years
Golf membership	10 years

Infinite-lived intangible assets mainly consist of the trading right and license. The Operating Company had hold a futures trading right as a clearing member firm of Hong Kong Exchanges and Clearing Limited (“HKEx”) in order to trade futures through the trading facilities of the Stock Exchange, and has recognized it as intangible assets. The Operating Company obtained an insurance broker license through auquiring a member of the HongKong Professional Insurance Brokers Association .The future trading right and insurance broker licence have an indefinite useful life and are carried at cost less accumulated impairment losses. The Group will not amortize the future trading right and insurance broker license until its useful life is determined to be finite.

Fair Value Measurements

Fair Value Measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The carrying amount of cash and cash equivalents, cash held on behalf of clients, receivables from and payables to clients, brokers and clearing organization, amounts due to related parties, other financial assets and liabilities approximates fair value because of their short-term nature. Loans and advances and accrued interest receivable, borrowings and accrued interest payable and operating lease liabilities are carried at amortized cost. The carrying amount of loans and advances, borrowings, accrued interest receivable, accrued interest payable and operating lease liabilities approximate their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments. Available-for-sale financial securities are measured at fair value.

The Group's non-financial assets, such as operating lease right-of-use assets, property and equipment and intangible assets, would be measured at fair value only if they were determined to be impaired.

Revenue Recognition

Revenue Recognition

1)	Brokerage commission and handling charge income

Brokerage commission income earned for executing and/or clearing transactions are accrued on a trade-date basis.

Handling charge income arise from the services such as settlement services, subscription and dividend collection handling services, etc., are accrued on a trade-date basis.

2)	Interest Income

The Group earns interest income primarily in connection with its margin financing and securities lending services, IPO financing, bridge loan and deposits with banks, which are recorded on an accrual basis and are included in interest income in the consolidated statements of comprehensive (loss)/income. Interest income is recognized as it accrued using the effective interest method.

3)	Other income

Other income consists of enterprise public relations service charge income provided to corporate clients, underwriting  fee income, IPO subscription service charge income, currency exchange service income from clients, income from market data service, client referral income from brokers  and funds distribution service income from fund management companies, employee share option plan (“ESOP”) management service income, etc.

Enterprise public relations service charge income is charged to corporate clients  by providing platform to post their detailed stock information and latest news in Futu NiuNiu app, as well as providing a lively, interactive community among their potential investors to exchange investment views, share trading experience and socialize with each other. Unearned enterprise public relations service income of which the Group had received the consideration is recorded as contract liabilities (deferred revenue).

IPO subscription service charge income is derived from provision of new share subscription services in relation to IPOs in the Hong Kong capital market.

Underwriting fee income is generated from investment banking business primarily by providing equity sub-underwriting to corporate issuers.

Funds distribution service income is charged to fund management companies for providing fund products distribution service to Futu's individual clients. The Operating Company, as an intermediary would receive subscription fees from fund management companies as agreed in the service contracts.

Market information and data income are the amounts charged to Futu NiuNiu app users for market data service.

Currency exchange service income are the amounts charged to the Group’s paying clients for  providing currency exchange service.

Client referral income from brokers is derived from referring clients to China A-share licensed brokers by embedding on the Group’s website or online platform a link which can lead clients to the account opening interface of these brokers.

ESOP management service income is derived from establishing and administrating the platforms for corporate clients’ ESOP. This includes all workflow and administration surrounding ESOP fulfillment, including employee communications, records management, data protection, users and administrators education, and other upgrading and customizing services on the ESOP platforms as agreed.

For enterprise public relations service charge income, funds distribution service income, market information and data income, client referral income from brokers and ESOP management service income, the service revenues are recognized ratably over the term of the service contracts.

For IPO subscription service charge income, underwriting fee income and currency exchange service income, the Group recognizes the revenues upon the time when the services are rendered to customers.

Incentives

Incentives

The Group offers a self-managed client loyalty program points, which can be used in mobile app and website to redeem a variety of concessions or service, such as commission-deduction coupon, Level 2 A shares securities market data card and etc. Clients have a variety of ways to obtain the points. The major accounting policy for the points program is described as follows:

1)	Sales contracts related scenarios

The sales contracts related scenarios include client entering into the first Hong Kong brokerage transaction, first US brokerage transaction, IPO stock brokerage transactions, and currency exchange services. The Group concludes the points offered linked to the purchase transaction of these scenarios is a material right and accordingly a separate performance obligation according to ASC 606, and should be taken into consideration when allocating the transaction price of the sales. The Group determines the value of each point based on fair value of the concessions and services that can be redeemed with points. The Group also estimates the probability of the points redemption when performing the allocation. Since there is no lapse requirement of the points and no historical of forfeitures observed, coupled with the fact that most services can be redeemed without requiring a significant amount of points comparing with the amount of points provided to users, the Group believes it is reasonable to assume all points will be redeemed and no forfeiture is estimated currently. The Group will apply and update the estimated redeem rate and the estimated value of each point at each reporting period. The amount allocated to the points as separate performance obligation is recorded as contract liabilities (deferred revenue) and revenue should be recognized when future concessions or services are transferred.

For the years ended December 31, 2017, 2018 and 2019, the revenue portion allocated to the points as separate performance obligation were HK$2,042 thousand, HK$1,865 thousand and HK$1,059 thousand, respectively, which is recorded as contract liabilities (deferred revenue). For the years ended December 31, 2017, 2018 and 2019, the total points recorded as a reduction of revenue were HK$330 thousand, HK$275 thousand and HK$187 thousand, respectively. As of December 31, 2018 and 2019, contract liabilities recorded related to unredeemed points were HK$3,022 thousand and HK$2,126 thousand, respectively.

2)	Other scenarios

Clients or the users of the mobile application can also obtain points through other ways such as log-ins to the mobile application, opening a trade account and inviting friends, etc. The Group believes these points are to encourage user engagement and generate market awareness. As a result, the Group accounts for such points as selling and marketing expenses with a corresponding liability recorded under accrued expenses and other liabilities of its consolidated balance sheets upon the points offering. The Group estimates liabilities under the client loyalty program based on cost of the concessions or services that can be redeemed, and its estimate of full redemption. At the time of redemption, the Group records a reduction of accrued expenses and other liabilities.

For the years ended December 31, 2017, 2018 and 2019, the total redeemed points recorded as selling and marketing expenses were HK$198 thousand, HK$220 thousand and HK$1,604 thousand, respectively. As of December 31, 2018 and 2019, liabilities recorded related to unredeemed points in other scenarios were HK$485 thousand and HK$3,518 thousand, respectively.

Brokerage Commission and Handling Charge Expenses

Brokerage Commission and Handling Charge Expenses

Commission expenses for executing and/or clearing transactions are accrued on a trade-date basis. The commission expenses are charged by executing brokers for securities and derivative trades in the United States stock and derivative markets as the Operating Company makes securities and derivative trades with these brokers as principal.

Handling and settlement fee is charged by HKEx or executing brokers for clearing and settlement services, are accrued on a trade-date basis.

IPO subscription service charge expenses are charged by commercial banks in connection with new share subscription services in relation to IPOs in the Hong Kong capital market.

Interest Expenses

Interest Expenses

Interest Expenses primarily consists of interest expenses of borrowings from banks, other licensed financial institutions and other parties paid to fund the Operating Company’s margin financing business and IPO financing business.

Processing and Servicing Costs

Processing and Servicing Costs

Processing and servicing costs consists of market data and information fee, data transmission fee, cloud service fee, system cost, and SMS service fee, etc. The nature of market information and data fee mainly represents for information and data fee paid to stock exchanges like HKEx, NASDAQ, and New York stock exchange, etc. Data transmission fee is the fee of data transmission among cloud server and data centers located in Shenzhen, PRC and Hong Kong, etc. Cloud service fee and SMS service fee mainly represent the data storage and computing service and the SMS channel service fee. The nature of system cost mainly represents for the fee to access and use the systems paid to software providers.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist of expenses related to developing transaction platform and website like Futu NiuNiu app and other products, including payroll and welfare, rental expenses and other related expenses for personnel engaged in research and development activities. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Selling and Marketing Expenses

Selling and Marketing Expenses

Selling and marketing expenses consist primarily of advertising and promotion costs, payroll, rental and related expenses for personnel engaged in marketing and business development activities. Advertising and promotion costs are expensed as incurred and are included within selling and marketing expenses in the consolidated statements of comprehensive (loss)/income.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist of payroll, rental, and related expenses for employees involved in general corporate functions, including finance, legal and human resources; costs associated with use of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Others, net

Others, net

Others, net, mainly consist of non-operating income and expenses, foreign currency gains or losses, other impairment for all periods presented. Non-operating expenses mainly consist of accrued social security underpayment surcharge.

Foreign Currency Gains and Losses

Foreign Currency Gains and Losses

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in "Others, net" in the consolidated statements of comprehensive (loss)/income.

Share-Based Compensation

Share-Based Compensation

The Company follows ASC 718 to determine whether a share option should be classified and accounted for as a liability award or equity award. All share-based awards to employees and directors classified as equity awards , such as stock options, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of estimated forfeitures, is recognized as expenses on a straight-line method over the requisite service period, which is the vesting period. Options granted generally vest over four or five years.

The modification of the terms or conditions of the existing shared-based award is treated as an exchange of the original award for a new award. The incremental compensation expenses are equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For stock options already vested as of the modification date, the Group immediately recognized the incremental value as compensation expenses. For stock options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these stock options.

The Company utilizes the binomial option pricing model to estimate the fair value of stock options granted, with the assistance of an independent valuation firm. Prior to completion of the IPO, the Group uses the fair value of each of the Company's ordinary shares on the grant date to estimate the fair value of stock options. After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest. See Note 14 for further discussion on share-based compensation.

Fair Value of Preferred Shares and Pre-IPO Ordinary Shares

Fair Value of Preferred Shares and Pre-IPO Ordinary Shares

Shares of the Company, which did not have quoted market prices, were valued based on the income approach. The income approach involves applying the discounted cash flow analysis based on projected cash flow using the Group's best estimate as of the valuation dates. Estimating future cash flow requires the Group to analyze projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. In determining an appropriate discount rate, the Group considered the cost of equity and the rate of return expected by venture capitalists. The Group also applied a discount for lack of marketability given that the shares underlying the award were not publicly traded at the time of grant. Determination of estimated fair value of the Group requires complex and subjective judgments due to its limited financial and operating history, unique business risks and limited public information on companies in China similar to the Group.

Option-pricing method was used to allocate enterprise value to preferred shares and pre-IPO ordinary shares. The method treats preferred shares and pre-IPO ordinary shares as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred shares. The strike prices of the “options” based on the characteristics of the Group's capital structure, including number of shares of each class of pre-IPO ordinary shares, seniority levels, liquidation preferences, and conversion values for the preferred shares. The option-pricing method also involves making estimates of the anticipated timing of a potential liquidity event, such as a sale of the Group or an IPO, and estimates of the volatility of the Group's equity securities. The anticipated timing is based on the plans of board of directors and management of the Group. Estimating the volatility of the share price of a privately held company is complex because there is no readily available market for the shares. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies.

Taxation

Taxation

1)	Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive (loss)/income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2)	Uncertain tax positions

The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2017,  2018 and 2019. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Net (loss)/income per share

Net (loss)/income per share

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholder, considering the accretion of redemption feature and cumulative dividend related to the Company’s redeemable convertible preferred shares, and undistributed earnings allocated to redeemable convertible preferred shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholder, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the redeemable convertible preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted net (loss)/income per share calculation when inclusion of such share would be anti-dilutive.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-makers has been identified as the Chief Executive Officer who allocates resources to and assesses the performance of the operating segments of an entity. The Group’s reporting segments are decided based on its operating segments while taking full consideration of various factors such as products and services, geographic location and regulatory environment related to administration of the management. Operating segments meeting the same qualifications are allocated as one reporting segment, providing independent disclosures.

The Group engages primarily in online brokerage services and margin financing services. The Group does not distinguish between markets or segments for the purpose of internal reports. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole. Hence, the Group has only one reportable segment.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

1)	Currency risk

       Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Operating Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liability are denominated in Hong Kong dollars and U.S. dollars and Hong Kong dollars are pegged against U.S. dollars. The impact of foreign currency fluctuations in the Group’s earnings is included in “others, net” in the consolidated statements of comprehensive (loss)/income. At the same time, the Group is exposed to translational foreign currency risk since some of the Group's major subsidiaries have RMB as their functional currency. Therefore, RMB depreciation against Hong Kong dollars could have a material adverse impact on the foreign currency translation adjustment in the consolidated statements of comprehensive (loss)/income.

As of December 31, 2018 and 2019, the Group had RMB-denominated cash of HK$12.3 million (US$1.6 million) and HK$46.7 million (US$6.0 million) respectively. We estimate that a 10% depreciation of Renminbi against the U.S. dollar based on the foreign exchange rate on December 31, 2018 and 2019 would result in a decrease of US$0.2 million and US$0.6 million, respectively, in the Group’s total assets as of December 31, 2018 and 2019, and a 10% appreciation of Renminbi against the U.S. dollar based on the foreign exchange rate on December 31, 2018 and 2019 would result in an increase of US$0.2 million and US$0.6 million, respectively, in the Group’s total assets as of December 31, 2018 and 2019.

2)	Credit risk

Cash held on behalf of clients are segregated and deposited in financial institutions as required by Securities and Futures Ordinance. These financial institutions are of sound credit ratings, therefore management believes that there is no significant credit risk related to cash held on behalf of clients

The Group’s securities and derivative trades activities are transacted on either a cash or margin basis. The Group's credit risk is limited in that substantially all of the contracts entered into are settled directly at securities and derivatives clearing organization. In margin transactions, the Group extends credit to the client, subject to various regulatory and internal margin requirements, collateralized by cash and securities in the client’s account. IPO loans are exposed to credit risk from clients who fails to repay the loans upon IPO stock allotment. The Group monitors the clients’ collateral level and has the right to dispose the newly allotted stocks once the stocks first start trading. Bridge loans to enterprise pledged by shares are exposed to credit risk from counterparties who fail to repay the loans, the Group monitors on the collateral level of bridge loans in real time, and has the right to dispose of the pledged shares once the collateral level falls under the minimal level required to get the loans repaid.

Liabilities to other brokers and dealers related to unsettled transactions are recorded at the amount for which the securities were purchased, and are paid upon receipt of the securities from other brokers or dealers.

In connection with its clearing activities, the Group is obligated to settle transactions with brokers and other financial institutions even if its clients fail to meet their obligations to the Group. Clients are required to complete their transactions by the settlement date, generally two business days after the trade date. If clients do not fulfill their contractual obligations, the Group may incur losses. The Group has established procedures to reduce this risk by generally requiring that clients deposit sufficient cash and/or securities into their account prior to placing an order.

For cash management purposes, the Group enters into short-term securities sold under agreements to repurchase transactions ("repos") in addition to securities borrowing and lending arrangements, all of which may result in credit exposure in the event the counterparty to a transaction is unable to fulfill its contractual obligations. Repos are collateralized by securities with a market value in excess of the obligation under the contract. Similarly, securities lending agreements are collateralized by deposits of cash or securities. The Group attempts to minimize credit risk associated with these activities by monitoring collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Group as permitted under contractual provisions.

Concentrations of Credit Risk

The Group's exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. There was no revenue from clients which individually represented greater than 10% of the total revenues for the years ended December 31, 2017, 2018 and 2019, respectively. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2018 and 2019, the Group did not have any material concentrations of credit risk outside the ordinary course of business.

3)	Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group are exposed to floating  interest rate risk on cash deposit and floating rate borrowings. We use net interest simulation modeling  techniques to evaluate the effect that changes in interest rates might have on pre-tax income. The model includes all interest-sensitive assets and liabilities. The simulations involve assumptions that are inherently uncertain and, as a result, cannot precisely predict the impact that changes in interest rates will have on pre-tax income. Actual results may differ from simulated results due to differences in timing and frequency of rate changes, changes in market conditions and changes in management strategy that lead to changes in the mix of interest-sensitive assets and liabilities.

The simulations assume that the asset and liability structure of the consolidated balance sheets would not be changed as a  result of a simulated change in interest rates. The results of the simulations based on the Group’s financial position as of December 31, 2019 indicate that a gradual 1% (100 basis points) increase in interest rates over a 12-month period  would result in approximately  HK$57.9 million (US$7.4 million) pre-tax income and a gradual  1% (100 basis points) decrease in interest rates over a 12-month period  would result in approximately HK$57.9 million (US$7.4 million) pre-tax loss, depending largely on the extent and timing of possible changes in floating rates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842). The ASU is effective for reporting periods beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet, while lessor accounting will remain substantially unchanged. The ASU requires a modified retrospective transition approach for existing leases, whereby the new rules will be applied to the earliest year presented.

The Group adopted ASC Topic 842 on January 1, 2019, and the impact about adoption has been recorded on the consolidated financial statements (see Note 5).

In June 2016, FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective on January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a group is required to recognize an allowance based on its estimate of expected credit loss. In November 2018, FASB issued ASU No, 2018-19, Codification Improvements to Topic 326, further clarified the scope of the guidance in the amendments in ASU 2016-13. In May 2019, FASB issued ASU No.2019-05, Financial instrument—Credit Losses(Topic 326), Targeted Transition Relief, which provides an irrevocably fair value option to elect for eligible instruments. In November 2019, FASB issued ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarified and improved various aspects of ASU 2016-13. The ASC Topic 326 will be effective on January 1, 2020. The Group is currently evaluating the impact of this new guidance on the consolidated financial statements and expected that the adoption will not have a material impact on its consolidated financial statements, as the Group will apply the practical expedient relating to financial assets subject to collacteral maintenance provisions.

In August 2018, the FASB issued ASU 2018‑13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this standard will remove, modify and add certain disclosures under ASC Topic 820, Fair Value Measurement, with the objective of improving disclosure effectiveness. ASU 2018‑13 will be effective for the Group’s fiscal year beginning January 1, 2020, with early adoption permitted. The transition requirements are dependent upon each amendment within this update and will be applied either prospectively or retrospectively. Since this update is intended to modify disclosures, the adoption of ASU 2018‑13 is not expected to have a material impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. Under the ASU, entities should account for costs associated with implementing a cloud computing arrangement that is considered a service contract in the same way as accounting for implementation costs incurred to develop or obtain software for internal use using the guidance in ASU 350-40. The amendment address when costs should be capitalized rather than expensed, the item to use when amortizing capitalized costs, and how to evaluate the unamortized portion of these capitalized implementation costs for impairment. The ASU also includes guidance on how to present implementation costs in the financial statements and creates additional disclosure requirements. ASU 2018-15 will be effective for the Group's fiscal year beginning January 1, 2020, with early adoption permitted. The adoption of ASU 2018-15 is not expected to have a material impact on the Group's consolidated financial statements.

In December 2019, FASB issued ASU 2019-12, Income taxes (Topic 740)-Simplifying the accounting for income taxes, which simplifys the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The ASU will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Group is currently evaluating the impact of this new guidance on the consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The Group does not expect the adoption to have a material impact on its consolidated financial statements.